Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Cost	$ 125,131	$ 122,928	$ 119,148
Gross unrealized gains	1,572	1,015	870
Gross unrealized losses	1,220	1,811	1,792
Fair value	125,483	122,132	118,226
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	21,899	21,039	21,473
Gross unrealized gains	349	315	219
Gross unrealized losses	98	124	152
Fair value	22,150	21,230	21,540
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	21,742	19,090	17,500
Gross unrealized gains	387	335	234
Gross unrealized losses	115	197	209
Fair value	22,014	19,228	17,525
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	49,757	49,249	47,156
Gross unrealized gains	487	124	214
Gross unrealized losses	723	1,072	994
Fair value	49,521	48,301	46,376
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	28,300	29,882	29,505
Gross unrealized gains	314	218	181
Gross unrealized losses	259	382	400
Fair value	28,355	29,718	29,286
Other debt [member]
Disclosure of financial assets [line items]
Cost	3,433	3,668	3,514
Gross unrealized gains	35	23	22
Gross unrealized losses	25	36	37
Fair value	$ 3,443	$ 3,655	$ 3,499